Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss on settlement of debt	$ 209,009	$ 23,324
Provision for income taxes	0	0
Reconciliation of income taxes [Member]
Computed tax benefit at federal statutory rate	(554,289)	(100,605)
Permanent items	1,778	11,913
Stock-based compensation	58,284	1,050
Incentive stock options	0	0
Conversion feature derivative liability	24,394	(37,852)
Interest expense, derivative liability	34,505	36,428
Uncertain tax positions	0	0
Impact of difference related to foreign earnings	0	1,469
Loss on settlement of debt	0	0
Change in fair value of derivative liability	223,699	(42,748)
Valuation allowance	211,629	130,345
Provision for income taxes	$ 0	$ 0